CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Operations
Coal Sales	$ 7,305,860	$ 5,718,098	$ 19,231,249	$ 5,345,145
Processing Services Income	19,516	893,983	1,589,749	2,256,049
Total Revenue	7,325,376	6,612,081	20,820,998	7,601,194
Cost of Coal Sales and Processing	(5,473,428)	(4,563,561)	(16,344,567)	(8,961,653)
Accretion Expense	(447,762)	(328,061)	(1,791,051)	(1,664,774)
Loss of ARO Settlement		(155,922)		(71,245)
Depreciation	(479,571)	(459,644)	(2,557,714)	(2,262,855)
General and Administrative	(476,589)	(419,196)	(1,378,111)	(237,601)
Professional Fees	(274,603)	(307,307)	(694,366)	(391,659)
Consulting Fees - Related Party				(12,340,615)
Production Taxes and Royalties	(949,793)	(1,672,240)	(4,974,013)	(1,250,365)
Impairment Loss from notes receivable from related party			(250,000)	(510,902)
Development Costs	(1,687,173)	(1,795,205)	(6,850,062)	(1,760,594)
Total Operating expenses	(9,788,919)	(9,701,136)	(34,839,884)	(29,452,263)
Net Loss from Operations	(2,463,543)	(3,089,055)	(14,018,886)	(21,851,069)
Other Income and (expense)
Other Income	128,514	176,978	343,100	54,757
Amortization of debt discount and debt issuance costs			(477,056)	(9,406)
Interest Income	41,171		298,721
Receipt of previously impaired receivables			387,427
Interest expense	(247,154)	(128,533)	(558,772)	(283,564)
Total Other income (expense)	(77,469)	48,445
Net Loss	(2,541,012)	(3,040,610)	(14,025,466)	(22,089,282)
Less: Series B dividend requirement	(70,157)		(53,157)
Less: Net income attributable to Non Controlling Interest	(128,514)	(176,978)	(343,099)	(54,757)
Net loss attributable to American Resources Corporation Shareholders	$ (2,739,683)	$ (3,217,588)	$ (14,421,722)	$ (22,144,039)
Net loss per common share - basic and diluted	$ (2.93)	$ (3.6)	$ (18.20)
Weighted average common shares outstanding- basic and diluted	892,044	845,427	792,391